Insurance - Summary of Reconciliation of Changes In Insurance Contracts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance		$ 37	$ 32
Insurance expenses		28	21
Claims and other amounts paid		(23)	(15)
Impact of discounting and other changes		(3)	(1)
Ending balance		39	37
Current		14	12
Non-current		25	25
Total		39	37
Incurred but not reported claims (‘IBNR') [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	[1]	20
Ending balance	[1]	18	20
Total	[1]	18	20
Reported but not settled claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance		17
Ending balance		21	17
Total		$ 21	$ 17

[1]	Includes unallocated loss expenses.